Shareholders' Equity - Fair value of options (Details) - Stock options $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CAD ($) $ / shares
Stockholder's Equity
Share price at grant date			$ 0.96
Risk-free interest rate			1.63%
Expected volatility			83.20%
Expected life of option			4
Expected dividend yield		$ 0	$ 0
Minimum
Stockholder's Equity
Share price at grant date	$ 8.48
Risk-free interest rate		0.92%
Expected volatility		48.96%
Expected life of option		4.75
Maximum
Stockholder's Equity
Share price at grant date	$ 9.76
Risk-free interest rate		1.63%
Expected volatility		55.08%
Expected life of option		10